Fees and Expenses - Simplify Bitcoin Strategy PLUS Income ETF	May 04, 2026
Prospectus [Line Items]
Expense Narrative [Text Block]	Effective immediately, the fee table and expense example in the Prospectus and Summary Prospectus for the Simplify Bitcoin Strategy PLUS Income ETF (the “Fund”) are hereby replaced with the following:
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.46%
Total Annual Fund Operating Expenses	1.31%

(1)	Other Expenses are restated to reflect interest expenses of 0.46%. Interest expenses were previously estimated at 0.15%.

Expense Example Narrative [Text Block]

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$133	$415	$718	$1,579